SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)						3 Months Ended				6 Months Ended		12 Months Ended
		Sep. 23, 2025	Aug. 01, 2025	Apr. 22, 2025	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting [Line Items]
Revenues, net						$ 3,214,991				$ 18,983,787	$ 22,853	$ 10,297,778	$ 1,930,291
Cost of revenue						(3,201,338)				(18,882,718)	(7,374)	(10,171,937)	(1,898,122)
Gross profit						13,653				101,069	15,479	125,841	32,169
Operating expenses						(1,337,791)		(752,677)		(3,417,780)	(2,270,435)	(4,419,331)	(6,425,572)
Loss from operations						(1,324,138)		(752,677)		(3,316,711)	(2,254,956)	(5,198,364)	(10,863,015)
Fair value variation						(14,131,150)				(31,633,746)		2,024,465	(82,844)
Other income						944		394,588		77,046	403,635	474,954	532,593
Other expense										(7,323)	(50,320)	(309,121)	(665,795)
Net loss from continuing operations						(15,434,637)		(385,556)		(34,860,910)	(1,921,805)	(4,887,460)	(12,178,813)
Operating expenses												(4,419,331)
Allowance for credit loss												(2,098)	(3,450,141)
Inventory write-down												(902,776)
Loss on acquisition		$ (113)	$ (1,859,071)	$ (45)	$ (20,164)			(20,164)			(20,164)	(20,210)
Goodwill impairment												(1,859,184)
Other income												474,954
Impairment loss on assets held for sale													203,973
Loss from investment													(1,092,169)
Interest expense, net													(7,583)
Gain from discontinued operations	[1]												3,206,078
Net loss						$ (15,434,637)	$ (19,426,273)	$ (385,556)	$ (1,536,249)	(34,860,910)	$ (1,921,805)	(4,890,555)	(8,972,735)
Operating Segments [Member]
Segment Reporting [Line Items]
Revenues, net										18,983,787		10,298,669
Cost of revenue										(18,882,718)		(10,172,828)
Gross profit										101,069		125,841
Operating expenses										(3,417,780)
Loss from operations										(3,316,711)		(5,198,364)
Fair value variation										(31,633,746)		2,024,465
Gain on disposal of subsidiary										19,824
Other income										77,046
Other expense										(7,323)		(309,121)
Net loss from continuing operations										(34,860,910)		(4,887,460)
Operating expenses												(4,419,331)
Allowance for credit loss												(2,098)
Inventory write-down												(902,776)
Loss on acquisition												(20,210)
Goodwill impairment												(1,859,184)
Other income												474,954
Homology of Medicine and Food Series [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenues, net										1,855,618		6,349,252
Cost of revenue										(1,830,086)		(6,278,927)
Gross profit										25,532		70,325
Operating expenses										(47,537)
Loss from operations										(22,005)		48,213
Fair value variation
Gain on disposal of subsidiary
Other income										155
Other expense										(8)		(143)
Net loss from continuing operations										(21,858)		1,831,211
Operating expenses												(20,014)
Allowance for credit loss												(2,098)
Inventory write-down
Loss on acquisition												(20,210)
Goodwill impairment												(1,859,071)
Other income
Computing Power Product Series [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenues, net										5,010,158		3,804,691
Cost of revenue										(4,933,945)		(3,777,292)
Gross profit										76,213		27,399
Operating expenses										(86,256)
Loss from operations										(10,043)		(33,587)
Fair value variation
Gain on disposal of subsidiary
Other income										178
Other expense										(13)		(71)
Net loss from continuing operations										(9,878)		(33,658)
Operating expenses												(60,986)
Allowance for credit loss
Inventory write-down
Loss on acquisition
Goodwill impairment
Other income
Maca Product [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenues, net										12,118,011		144,726
Cost of revenue										(12,118,589)		(116,609)
Gross profit										(578)		28,117
Operating expenses										(270,238)
Loss from operations										(270,816)		(2,481,470)
Fair value variation
Gain on disposal of subsidiary
Other income										1,654
Other expense										(90)		(9,125)
Net loss from continuing operations										(269,252)		(2,420,360)
Operating expenses												(1,606,811)
Allowance for credit loss
Inventory write-down												(902,776)
Loss on acquisition
Goodwill impairment
Other income												70,235
Others Unallocated Headquarter Costs [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenues, net
Cost of revenue										(98)
Gross profit										(98)
Operating expenses										(3,013,749)
Loss from operations										(3,013,847)
Fair value variation										(31,633,746)
Gain on disposal of subsidiary										19,824
Other income										75,059
Other expense										(7,212)
Net loss from continuing operations										$ (34,559,922)
Others Headquarter [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenues, net
Cost of revenue
Gross profit
Loss from operations												(2,731,520)
Fair value variation												2,024,465
Other expense												(299,782)
Net loss from continuing operations												(602,231)
Operating expenses												(2,731,520)
Allowance for credit loss
Inventory write-down
Loss on acquisition
Goodwill impairment												(113)
Other income												404,719
Adjustments And Eliminations [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenues, net												(891)
Cost of revenue												891
Gross profit
Loss from operations
Fair value variation
Other expense
Net loss from continuing operations
Operating expenses
Allowance for credit loss
Inventory write-down
Loss on acquisition
Goodwill impairment
Other income
Maca Product Series [Member]
Segment Reporting [Line Items]
Revenues, net													1,930,291
Cost of revenue													(1,898,122)
Gross profit													32,169
Loss from operations													(10,863,015)
Other expense													(665,795)
Operating expenses													(6,425,572)
Allowance for credit loss													(3,450,141)
Inventory write-down													815,498
Other income													532,593
Impairment loss on assets held for sale													(203,973)
Fair value variation													(82,844)
Loss from investment													(1,092,169)
Interest expense, net													(7,583)
Gain from discontinued operations													3,206,078
Net loss													$ (8,972,735)

[1]	On June 7, 2024, the Company sold (i) NuZee Korea Ltd., a company incorporated in Korea, and (ii) NuZee Investment Co., Ltd., a company incorporated in Japan, each of which was a wholly owned subsidiary of the Company.